Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Global Income Managed Volatility Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	677	893	1,126	1,795	184	569	980	2,127	416	1,258	2,115	4,322	80	249	433	966	80	249	433	966	97	303	525	1,166